Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ivy Funds
Entity Central Index Key	0000883622
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000017258 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Class Y
Trading Symbol	WASYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$59	1.11%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 1,833,853,995
Holdings Count | Holding	510	[2]
Advisory Fees Paid, Amount	$ 6,053,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

C000146677 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Class R6
Trading Symbol	IASTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$41	0.76%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[3]
Net Assets	$ 1,833,853,995
Holdings Count | Holding	510	[4]
Advisory Fees Paid, Amount	$ 6,053,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

C000045541 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Institutional Class
Trading Symbol	IVAEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$46	0.86%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[5]
Net Assets	$ 1,833,853,995
Holdings Count | Holding	510	[6]
Advisory Fees Paid, Amount	$ 6,053,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

C000066833 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Class R
Trading Symbol	IASRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$73	1.36%
^	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.36%	[7]
Net Assets	$ 1,833,853,995
Holdings Count | Holding	510	[8]
Advisory Fees Paid, Amount	$ 6,053,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

C000017257 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Class C
Trading Symbol	WASCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$99	1.86%
^	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.86%	[9]
Net Assets	$ 1,833,853,995
Holdings Count | Holding	510	[10]
Advisory Fees Paid, Amount	$ 6,053,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

C000017255 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Class A
Trading Symbol	WASAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.11%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[11]
Net Assets	$ 1,833,853,995
Holdings Count | Holding	510	[12]
Advisory Fees Paid, Amount	$ 6,053,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

C000017264 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Class A
Trading Symbol	WSTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$72	1.18%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.18%	[13]
Net Assets	$ 6,697,246,178
Holdings Count | Holding	40	[14]
Advisory Fees Paid, Amount	$ 23,478,478
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%

C000017266 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Class C
Trading Symbol	WSTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature. You can also request this information by contacting us at800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$118	1.93%
^	Annualized.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.93%	[15]
Net Assets	$ 6,697,246,178
Holdings Count | Holding	40	[16]
Advisory Fees Paid, Amount	$ 23,478,478
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%

C000017263 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Class R
Trading Symbol	WSTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$87	1.43%
^	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.43%	[17]
Net Assets	$ 6,697,246,178
Holdings Count | Holding	40	[18]
Advisory Fees Paid, Amount	$ 23,478,478
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%

C000045542 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Institutional Class
Trading Symbol	ISTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$57	0.93%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.93%	[19]
Net Assets	$ 6,697,246,178
Holdings Count | Holding	40	[20]
Advisory Fees Paid, Amount	$ 23,478,478
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%

C000146678 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Class R6
Trading Symbol	ISTNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$52	0.85%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.85%	[21]
Net Assets	$ 6,697,246,178
Holdings Count | Holding	40	[22]
Advisory Fees Paid, Amount	$ 23,478,478
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%

C000017267 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Class Y
Trading Symbol	WSTYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$72	1.18%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.18%	[23]
Net Assets	$ 6,697,246,178
Holdings Count | Holding	40	[24]
Advisory Fees Paid, Amount	$ 23,478,478
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%

C000017272 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Class Y
Trading Symbol	WSCYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$63	1.13%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.13%	[25]
Net Assets	$ 1,101,520,644
Holdings Count | Holding	82	[26]
Advisory Fees Paid, Amount	$ 3,617,310
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%

C000146679 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Class R6
Trading Symbol	IRGFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42	0.76%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.76%	[27]
Net Assets	$ 1,101,520,644
Holdings Count | Holding	82	[28]
Advisory Fees Paid, Amount	$ 3,617,310
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%

C000045543 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Institutional Class
Trading Symbol	IYSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$49	0.88%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.88%	[29]
Net Assets	$ 1,101,520,644
Holdings Count | Holding	82	[30]
Advisory Fees Paid, Amount	$ 3,617,310
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%

C000017268 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Class R
Trading Symbol	WSGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature.You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$77	1.38%
^	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.38%	[31]
Net Assets	$ 1,101,520,644
Holdings Count | Holding	82	[32]
Advisory Fees Paid, Amount	$ 3,617,310
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%

C000017271 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Class C
Trading Symbol	WRGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$104	1.88%
^	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.88%	[33]
Net Assets	$ 1,101,520,644
Holdings Count | Holding	82	[34]
Advisory Fees Paid, Amount	$ 3,617,310
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%

C000017269 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Class A
Trading Symbol	WSGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63	1.13%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.13%	[35]
Net Assets	$ 1,101,520,644
Holdings Count | Holding	82	[36]
Advisory Fees Paid, Amount	$ 3,617,310
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%

C000017277 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Class A
Trading Symbol	WCEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	0.99%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[37]
Net Assets	$ 3,900,613,140
Holdings Count | Holding	50	[38]
Advisory Fees Paid, Amount	$ 11,554,281
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%

C000017279 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Class C
Trading Symbol	WTRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$95	1.74%
^	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.74%	[39]
Net Assets	$ 3,900,613,140
Holdings Count | Holding	50	[40]
Advisory Fees Paid, Amount	$ 11,554,281
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%

C000122149 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Class R
Trading Symbol	IYCEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$68	1.24%
^	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%	[41]
Net Assets	$ 3,900,613,140
Holdings Count | Holding	50	[42]
Advisory Fees Paid, Amount	$ 11,554,281
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%

C000045545 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Institutional Class
Trading Symbol	ICIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$41	0.74%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%	[43]
Net Assets	$ 3,900,613,140
Holdings Count | Holding	50	[44]
Advisory Fees Paid, Amount	$ 11,554,281
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%

C000146680 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Class R6
Trading Symbol	ICEQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$37	0.67%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%	[45]
Net Assets	$ 3,900,613,140
Holdings Count | Holding	50	[46]
Advisory Fees Paid, Amount	$ 11,554,281
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%

C000017280 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Class Y
Trading Symbol	WCEYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$54	0.99%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[47]
Net Assets	$ 3,900,613,140
Holdings Count | Holding	50	[48]
Advisory Fees Paid, Amount	$ 11,554,281
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%

C000017284 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Class Y
Trading Symbol	WHIYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$45	0.88%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[49]
Net Assets	$ 2,157,739,688
Holdings Count | Holding	282	[50]
Advisory Fees Paid, Amount	$ 5,230,957
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

C000146681 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Class R6
Trading Symbol	IHIFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$28	0.54%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[51]
Net Assets	$ 2,157,739,688
Holdings Count | Holding	282	[52]
Advisory Fees Paid, Amount	$ 5,230,957
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

C000045546 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Institutional Class
Trading Symbol	IVHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$33	0.63%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[53]
Net Assets	$ 2,157,739,688
Holdings Count | Holding	282	[54]
Advisory Fees Paid, Amount	$ 5,230,957
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

C000122150 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Class R
Trading Symbol	IYHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$58	1.13%
^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[55]
Net Assets	$ 2,157,739,688
Holdings Count | Holding	282	[56]
Advisory Fees Paid, Amount	$ 5,230,957
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

C000017283 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Class C
Trading Symbol	WRHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$84	1.63%
^	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.63%	[57]
Net Assets	$ 2,157,739,688
Holdings Count | Holding	282	[58]
Advisory Fees Paid, Amount	$ 5,230,957
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

C000017281 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Class A
Trading Symbol	WHIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.88%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[59]
Net Assets	$ 2,157,739,688
Holdings Count | Holding	282	[60]
Advisory Fees Paid, Amount	$ 5,230,957
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

C000017290 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Class A
Trading Symbol	WLGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	0.89%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%	[61]
Net Assets	$ 8,005,758,886
Holdings Count | Holding	36	[62]
Advisory Fees Paid, Amount	$ 19,568,761
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%

C000017292 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Class C
Trading Symbol	WLGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$89	1.64%
^	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.64%	[63]
Net Assets	$ 8,005,758,886
Holdings Count | Holding	36	[64]
Advisory Fees Paid, Amount	$ 19,568,761
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%

C000017289 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Class R
Trading Symbol	WLGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$62	1.14%
^	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%	[65]
Net Assets	$ 8,005,758,886
Holdings Count | Holding	36	[66]
Advisory Fees Paid, Amount	$ 19,568,761
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%

C000045547 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Institutional Class
Trading Symbol	IYGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$35	0.64%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%	[67]
Net Assets	$ 8,005,758,886
Holdings Count | Holding	36	[68]
Advisory Fees Paid, Amount	$ 19,568,761
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%

C000146682 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Class R6
Trading Symbol	ILGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$30	0.55%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[69]
Net Assets	$ 8,005,758,886
Holdings Count | Holding	36	[70]
Advisory Fees Paid, Amount	$ 19,568,761
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%

C000017293 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Class Y
Trading Symbol	WLGYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$48	0.89%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%	[71]
Net Assets	$ 8,005,758,886
Holdings Count | Holding	36	[72]
Advisory Fees Paid, Amount	$ 19,568,761
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%

C000017302 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Class Y
Trading Symbol	WMGYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$56	1.04%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%	[73]
Net Assets	$ 4,451,369,418
Holdings Count | Holding	62	[74]
Advisory Fees Paid, Amount	$ 14,427,905
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%

C000146684 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Class R6
Trading Symbol	IGRFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.67%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[75]
Net Assets	$ 4,451,369,418
Holdings Count | Holding	62	[76]
Advisory Fees Paid, Amount	$ 14,427,905
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%

C000045549 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Institutional Class
Trading Symbol	IYMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$43	0.79%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[77]
Net Assets	$ 4,451,369,418
Holdings Count | Holding	62	[78]
Advisory Fees Paid, Amount	$ 14,427,905
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%

C000017298 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Class R
Trading Symbol	WMGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$69	1.29%
^	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.29%	[79]
Net Assets	$ 4,451,369,418
Holdings Count | Holding	62	[80]
Advisory Fees Paid, Amount	$ 14,427,905
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%

C000017301 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Class C
Trading Symbol	WMGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$96	1.79%
^	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.79%	[81]
Net Assets	$ 4,451,369,418
Holdings Count | Holding	62	[82]
Advisory Fees Paid, Amount	$ 14,427,905
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%

C000017299 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Class A
Trading Symbol	WMGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$56	1.04%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%	[83]
Net Assets	$ 4,451,369,418
Holdings Count | Holding	62	[84]
Advisory Fees Paid, Amount	$ 14,427,905
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%

C000030961 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Class A
Trading Symbol	IEYAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$68	1.24%
^	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%	[85]
Net Assets	$ 100,773,875
Holdings Count | Holding	29	[86]
Advisory Fees Paid, Amount	$ 244,229
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%

C000030963 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Class C
Trading Symbol	IEYCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$108	1.99%
^	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.99%	[87]
Net Assets	$ 100,773,875
Holdings Count | Holding	29	[88]
Advisory Fees Paid, Amount	$ 244,229
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%

C000122152 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Class R
Trading Symbol	IYEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$81	1.49%
^	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.49%	[89]
Net Assets	$ 100,773,875
Holdings Count | Holding	29	[90]
Advisory Fees Paid, Amount	$ 244,229
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%

C000045550 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Institutional Class
Trading Symbol	IVEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$54	0.99%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[91]
Net Assets	$ 100,773,875
Holdings Count | Holding	29	[92]
Advisory Fees Paid, Amount	$ 244,229
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%

C000146685 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Class R6
Trading Symbol	IENRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$45	0.82%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%	[93]
Net Assets	$ 100,773,875
Holdings Count | Holding	29	[94]
Advisory Fees Paid, Amount	$ 244,229
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%

C000030964 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Class Y
Trading Symbol	IEYYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$68	1.24%
^	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%	[95]
Net Assets	$ 100,773,875
Holdings Count | Holding	29	[96]
Advisory Fees Paid, Amount	$ 244,229
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%

C000073859 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Class Y
Trading Symbol	IBNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$52	0.97%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[97]
Net Assets	$ 2,053,886,863
Holdings Count | Holding	664	[98]
Advisory Fees Paid, Amount	$ 4,724,028
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

C000146686 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Class R6
Trading Symbol	IBARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.64%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[99]
Net Assets	$ 2,053,886,863
Holdings Count | Holding	664	[100]
Advisory Fees Paid, Amount	$ 4,724,028
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

C000073858 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Institutional Class
Trading Symbol	IYBIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$38	0.72%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[101]
Net Assets	$ 2,053,886,863
Holdings Count | Holding	664	[102]
Advisory Fees Paid, Amount	$ 4,724,028
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

C000122153 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Class R
Trading Symbol	IYBFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$65	1.22%
^	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.22%	[103]
Net Assets	$ 2,053,886,863
Holdings Count | Holding	664	[104]
Advisory Fees Paid, Amount	$ 4,724,028
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

C000073856 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Class C
Trading Symbol	IBNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91	1.72%
^	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.72%	[105]
Net Assets	$ 2,053,886,863
Holdings Count | Holding	664	[106]
Advisory Fees Paid, Amount	$ 4,724,028
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

C000073854 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Class A
Trading Symbol	IBNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52	0.97%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[107]
Net Assets	$ 2,053,886,863
Holdings Count | Holding	664	[108]
Advisory Fees Paid, Amount	$ 4,724,028
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

C000073860 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Class A
Trading Symbol	IVINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.09%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%	[109]
Net Assets	$ 918,676,656
Holdings Count | Holding	55	[110]
Advisory Fees Paid, Amount	$ 2,951,736
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%

C000073863 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Class C
Trading Symbol	IVNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$100	1.85%
^	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.85%	[111]
Net Assets	$ 918,676,656
Holdings Count | Holding	55	[112]
Advisory Fees Paid, Amount	$ 2,951,736
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%

C000122154 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Class R
Trading Symbol	IYIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$73	1.35%
^	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%	[113]
Net Assets	$ 918,676,656
Holdings Count | Holding	55	[114]
Advisory Fees Paid, Amount	$ 2,951,736
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%

C000073865 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Institutional Class
Trading Symbol	IGIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$46	0.85%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[115]
Net Assets	$ 918,676,656
Holdings Count | Holding	55	[116]
Advisory Fees Paid, Amount	$ 2,951,736
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%

C000146687 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Class R6
Trading Symbol	ITGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$41	0.75%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[117]
Net Assets	$ 918,676,656
Holdings Count | Holding	55	[118]
Advisory Fees Paid, Amount	$ 2,951,736
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%

C000073861 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Class Y
Trading Symbol	IVIYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$60	1.10%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[119]
Net Assets	$ 918,676,656
Holdings Count | Holding	55	[120]
Advisory Fees Paid, Amount	$ 2,951,736
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%

C000073889 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Class Y
Trading Symbol	IPOYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$57	1.05%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[121]
Net Assets	$ 684,982,091
Holdings Count | Holding	92	[122]
Advisory Fees Paid, Amount	$ 1,728,910
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%

C000146689 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Class R6
Trading Symbol	IMEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.65%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[123]
Net Assets	$ 684,982,091
Holdings Count | Holding	92	[124]
Advisory Fees Paid, Amount	$ 1,728,910
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%

C000073894 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Institutional Class
Trading Symbol	IPOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$44	0.80%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[125]
Net Assets	$ 684,982,091
Holdings Count | Holding	92	[126]
Advisory Fees Paid, Amount	$ 1,728,910
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%

C000122158 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Class R
Trading Symbol	IYPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$71	1.30%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.30%	[127]
Net Assets	$ 684,982,091
Holdings Count | Holding	92	[128]
Advisory Fees Paid, Amount	$ 1,728,910
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%

C000073892 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Class C
Trading Symbol	IPOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.80%
^	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.80%	[129]
Net Assets	$ 684,982,091
Holdings Count | Holding	92	[130]
Advisory Fees Paid, Amount	$ 1,728,910
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%

C000073890 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Class A
Trading Symbol	IPOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$57	1.05%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[131]
Net Assets	$ 684,982,091
Holdings Count | Holding	92	[132]
Advisory Fees Paid, Amount	$ 1,728,910
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%

C000073896 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Class A
Trading Symbol	IRSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$62	1.20%
^	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[133]
Net Assets	$ 89,050,411
Holdings Count | Holding	35	[134]
Advisory Fees Paid, Amount	$ 217,158
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%

C000073898 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Class C
Trading Symbol	IRSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$100	1.95%
^	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.95%	[135]
Net Assets	$ 89,050,411
Holdings Count | Holding	35	[136]
Advisory Fees Paid, Amount	$ 217,158
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%

C000073901 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Class R
Trading Symbol	IRSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$75	1.45%
^	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%	[137]
Net Assets	$ 89,050,411
Holdings Count | Holding	35	[138]
Advisory Fees Paid, Amount	$ 217,158
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%

C000073900 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Institutional Class
Trading Symbol	IREIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$49	0.95%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[139]
Net Assets	$ 89,050,411
Holdings Count | Holding	35	[140]
Advisory Fees Paid, Amount	$ 217,158
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%

C000146690 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Class R6
Trading Symbol	IRSEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$41	0.80%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[141]
Net Assets	$ 89,050,411
Holdings Count | Holding	35	[142]
Advisory Fees Paid, Amount	$ 217,158
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%

C000073895 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Class Y
Trading Symbol	IRSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$62	1.20%
^	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[143]
Net Assets	$ 89,050,411
Holdings Count | Holding	35	[144]
Advisory Fees Paid, Amount	$ 217,158
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%

C000073902 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Class Y
Trading Symbol	IYSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$60	1.14%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[145]
Net Assets	$ 353,322,814
Holdings Count | Holding	119	[146]
Advisory Fees Paid, Amount	$ 1,119,755
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%

C000146691 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Class R6
Trading Symbol	ISPVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$41	0.77%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[147]
Net Assets	$ 353,322,814
Holdings Count | Holding	119	[148]
Advisory Fees Paid, Amount	$ 1,119,755
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%

C000073907 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Institutional Class
Trading Symbol	IVVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$47	0.89%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[149]
Net Assets	$ 353,322,814
Holdings Count | Holding	119	[150]
Advisory Fees Paid, Amount	$ 1,119,755
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%

C000122159 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Class R
Trading Symbol	IYSMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$73	1.39%
^	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%	[151]
Net Assets	$ 353,322,814
Holdings Count | Holding	119	[152]
Advisory Fees Paid, Amount	$ 1,119,755
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%

C000073905 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Class C
Trading Symbol	IYSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$99	1.89%
^	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.89%	[153]
Net Assets	$ 353,322,814
Holdings Count | Holding	119	[154]
Advisory Fees Paid, Amount	$ 1,119,755
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%

C000073903 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Class A
Trading Symbol	IYSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$60	1.14%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[155]
Net Assets	$ 353,322,814
Holdings Count | Holding	119	[156]
Advisory Fees Paid, Amount	$ 1,119,755
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%

C000073942 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Class A
Trading Symbol	IVSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	0.95%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[157]
Net Assets	$ 430,019,256
Holdings Count | Holding	320	[158]
Advisory Fees Paid, Amount	$ 1,043,980
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

C000073939 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Class C
Trading Symbol	IVSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$86	1.70%
^	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%	[159]
Net Assets	$ 430,019,256
Holdings Count | Holding	320	[160]
Advisory Fees Paid, Amount	$ 1,043,980
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

C000122165 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Class R
Trading Symbol	IYGOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$61	1.20%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[161]
Net Assets	$ 430,019,256
Holdings Count | Holding	320	[162]
Advisory Fees Paid, Amount	$ 1,043,980
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

C000073940 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Institutional Class
Trading Symbol	IVSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$36	0.70%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[163]
Net Assets	$ 430,019,256
Holdings Count | Holding	320	[164]
Advisory Fees Paid, Amount	$ 1,043,980
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

C000146697 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Class R6
Trading Symbol	IVBDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$29	0.57%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[165]
Net Assets	$ 430,019,256
Holdings Count | Holding	320	[166]
Advisory Fees Paid, Amount	$ 1,043,980
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

C000073941 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Class Y
Trading Symbol	IVSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$48	0.95%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[167]
Net Assets	$ 430,019,256
Holdings Count | Holding	320	[168]
Advisory Fees Paid, Amount	$ 1,043,980
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

C000073948 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Class Y
Trading Symbol	IGNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$78	1.37%
^	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.37%	[169]
Net Assets	$ 195,271,739
Holdings Count | Holding	43	[170]
Advisory Fees Paid, Amount	$ 627,987
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%

C000146698 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Class R6
Trading Symbol	INRSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$54	0.95%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%	[171]
Net Assets	$ 195,271,739
Holdings Count | Holding	43	[172]
Advisory Fees Paid, Amount	$ 627,987
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%

C000073946 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Institutional Class
Trading Symbol	IGNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$64	1.12%
^	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.12%	[173]
Net Assets	$ 195,271,739
Holdings Count | Holding	43	[174]
Advisory Fees Paid, Amount	$ 627,987
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%

C000073947 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Class R
Trading Symbol	IGNRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$92	1.62%
^	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.62%	[175]
Net Assets	$ 195,271,739
Holdings Count | Holding	43	[176]
Advisory Fees Paid, Amount	$ 627,987
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%

C000073944 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Class C
Trading Symbol	IGNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$120	2.12%
^	Annualized.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.12%	[177]
Net Assets	$ 195,271,739
Holdings Count | Holding	43	[178]
Advisory Fees Paid, Amount	$ 627,987
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%

C000073949 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Class A
Trading Symbol	IGNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$78	1.37%
^	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.37%	[179]
Net Assets	$ 195,271,739
Holdings Count | Holding	43	[180]
Advisory Fees Paid, Amount	$ 627,987
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%

C000073961 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Class A
Trading Symbol	IVIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$55	1.02%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%	[181]
Net Assets	$ 1,463,282,951
Holdings Count | Holding	57	[182]
Advisory Fees Paid, Amount	$ 4,318,266
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%

C000073958 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Class C
Trading Symbol	IVIFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$95	1.77%
^	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.77%	[183]
Net Assets	$ 1,463,282,951
Holdings Count | Holding	57	[184]
Advisory Fees Paid, Amount	$ 4,318,266
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%

C000122166 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Class R
Trading Symbol	IYITX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$68	1.27%
^	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.27%	[185]
Net Assets	$ 1,463,282,951
Holdings Count | Holding	57	[186]
Advisory Fees Paid, Amount	$ 4,318,266
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%

C000073960 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Institutional Class
Trading Symbol	ICEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$41	0.77%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[187]
Net Assets	$ 1,463,282,951
Holdings Count | Holding	57	[188]
Advisory Fees Paid, Amount	$ 4,318,266
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%

C000146700 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Class R6
Trading Symbol	IINCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$35	0.65%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[189]
Net Assets	$ 1,463,282,951
Holdings Count | Holding	57	[190]
Advisory Fees Paid, Amount	$ 4,318,266
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%

C000073956 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Class Y
Trading Symbol	IVVYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$55	1.02%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%	[191]
Net Assets	$ 1,463,282,951
Holdings Count | Holding	57	[192]
Advisory Fees Paid, Amount	$ 4,318,266
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%

C000146480 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Class Y
Trading Symbol	IVOYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$57	1.08%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[193]
Net Assets	$ 898,906,699
Holdings Count | Holding	35	[194]
Advisory Fees Paid, Amount	$ 2,875,802
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%

C000146481 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Class R6
Trading Symbol	IVOSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$39	0.73%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[195]
Net Assets	$ 898,906,699
Holdings Count | Holding	35	[196]
Advisory Fees Paid, Amount	$ 2,875,802
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%

C000146478 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Institutional Class
Trading Symbol	IVOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$44	0.83%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[197]
Net Assets	$ 898,906,699
Holdings Count | Holding	35	[198]
Advisory Fees Paid, Amount	$ 2,875,802
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%

C000146479 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Class R
Trading Symbol	IVORX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$71	1.33%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%	[199]
Net Assets	$ 898,906,699
Holdings Count | Holding	35	[200]
Advisory Fees Paid, Amount	$ 2,875,802
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%

C000146476 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Class C
Trading Symbol	IVOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$97	1.83%
^	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.83%	[201]
Net Assets	$ 898,906,699
Holdings Count | Holding	35	[202]
Advisory Fees Paid, Amount	$ 2,875,802
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%

C000146475 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Class A
Trading Symbol	IVOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$57	1.08%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[203]
Net Assets	$ 898,906,699
Holdings Count | Holding	35	[204]
Advisory Fees Paid, Amount	$ 2,875,802
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.
[9]	Annualized.
[10]	Excludes cash and cash equivalents.
[11]	Annualized.
[12]	Excludes cash and cash equivalents.
[13]	Annualized.
[14]	Excludes cash and cash equivalents.
[15]	Annualized.
[16]	Excludes cash and cash equivalents.
[17]	Annualized.
[18]	Excludes cash and cash equivalents.
[19]	Annualized.
[20]	Excludes cash and cash equivalents.
[21]	Annualized.
[22]	Excludes cash and cash equivalents.
[23]	Annualized.
[24]	Excludes cash and cash equivalents.
[25]	Annualized.
[26]	Excludes cash and cash equivalents.
[27]	Annualized.
[28]	Excludes cash and cash equivalents.
[29]	Annualized.
[30]	Excludes cash and cash equivalents.
[31]	Annualized.
[32]	Excludes cash and cash equivalents.
[33]	Annualized.
[34]	Excludes cash and cash equivalents.
[35]	Annualized.
[36]	Excludes cash and cash equivalents.
[37]	Annualized.
[38]	Excludes cash and cash equivalents.
[39]	Annualized.
[40]	Excludes cash and cash equivalents.
[41]	Annualized.
[42]	Excludes cash and cash equivalents.
[43]	Annualized.
[44]	Excludes cash and cash equivalents.
[45]	Annualized.
[46]	Excludes cash and cash equivalents.
[47]	Annualized.
[48]	Excludes cash and cash equivalents.
[49]	Annualized.
[50]	Excludes cash and cash equivalents.
[51]	Annualized.
[52]	Excludes cash and cash equivalents.
[53]	Annualized.
[54]	Excludes cash and cash equivalents.
[55]	Annualized.
[56]	Excludes cash and cash equivalents.
[57]	Annualized.
[58]	Excludes cash and cash equivalents.
[59]	Annualized.
[60]	Excludes cash and cash equivalents.
[61]	Annualized.
[62]	Excludes cash and cash equivalents.
[63]	Annualized.
[64]	Excludes cash and cash equivalents.
[65]	Annualized.
[66]	Excludes cash and cash equivalents.
[67]	Annualized.
[68]	Excludes cash and cash equivalents.
[69]	Annualized.
[70]	Excludes cash and cash equivalents.
[71]	Annualized.
[72]	Excludes cash and cash equivalents.
[73]	Annualized.
[74]	Excludes cash and cash equivalents.
[75]	Annualized.
[76]	Excludes cash and cash equivalents.
[77]	Annualized.
[78]	Excludes cash and cash equivalents.
[79]	Annualized.
[80]	Excludes cash and cash equivalents.
[81]	Annualized.
[82]	Excludes cash and cash equivalents.
[83]	Annualized.
[84]	Excludes cash and cash equivalents.
[85]	Annualized.
[86]	Excludes cash and cash equivalents.
[87]	Annualized.
[88]	Excludes cash and cash equivalents.
[89]	Annualized.
[90]	Excludes cash and cash equivalents.
[91]	Annualized.
[92]	Excludes cash and cash equivalents.
[93]	Annualized.
[94]	Excludes cash and cash equivalents.
[95]	Annualized.
[96]	Excludes cash and cash equivalents.
[97]	Annualized.
[98]	Excludes cash and cash equivalents.
[99]	Annualized.
[100]	Excludes cash and cash equivalents.
[101]	Annualized.
[102]	Excludes cash and cash equivalents.
[103]	Annualized.
[104]	Excludes cash and cash equivalents.
[105]	Annualized.
[106]	Excludes cash and cash equivalents.
[107]	Annualized.
[108]	Excludes cash and cash equivalents.
[109]	Annualized.
[110]	Excludes cash and cash equivalents.
[111]	Annualized.
[112]	Excludes cash and cash equivalents.
[113]	Annualized.
[114]	Excludes cash and cash equivalents.
[115]	Annualized.
[116]	Excludes cash and cash equivalents.
[117]	Annualized.
[118]	Excludes cash and cash equivalents.
[119]	Annualized.
[120]	Excludes cash and cash equivalents.
[121]	Annualized.
[122]	Excludes cash and cash equivalents.
[123]	Annualized.
[124]	Excludes cash and cash equivalents.
[125]	Annualized.
[126]	Excludes cash and cash equivalents.
[127]	Annualized.
[128]	Excludes cash and cash equivalents.
[129]	Annualized.
[130]	Excludes cash and cash equivalents.
[131]	Annualized.
[132]	Excludes cash and cash equivalents.
[133]	Annualized.
[134]	Excludes cash and cash equivalents.
[135]	Annualized.
[136]	Excludes cash and cash equivalents.
[137]	Annualized.
[138]	Excludes cash and cash equivalents.
[139]	Annualized.
[140]	Excludes cash and cash equivalents.
[141]	Annualized.
[142]	Excludes cash and cash equivalents.
[143]	Annualized.
[144]	Excludes cash and cash equivalents.
[145]	Annualized.
[146]	Excludes cash and cash equivalents.
[147]	Annualized.
[148]	Excludes cash and cash equivalents.
[149]	Annualized.
[150]	Excludes cash and cash equivalents.
[151]	Annualized.
[152]	Excludes cash and cash equivalents.
[153]	Annualized.
[154]	Excludes cash and cash equivalents.
[155]	Annualized.
[156]	Excludes cash and cash equivalents.
[157]	Annualized.
[158]	Excludes cash and cash equivalents.
[159]	Annualized.
[160]	Excludes cash and cash equivalents.
[161]	Annualized.
[162]	Excludes cash and cash equivalents.
[163]	Annualized.
[164]	Excludes cash and cash equivalents.
[165]	Annualized.
[166]	Excludes cash and cash equivalents.
[167]	Annualized.
[168]	Excludes cash and cash equivalents.
[169]	Annualized.
[170]	Excludes cash and cash equivalents.
[171]	Annualized.
[172]	Excludes cash and cash equivalents.
[173]	Annualized.
[174]	Excludes cash and cash equivalents.
[175]	Annualized.
[176]	Excludes cash and cash equivalents.
[177]	Annualized.
[178]	Excludes cash and cash equivalents.
[179]	Annualized.
[180]	Excludes cash and cash equivalents.
[181]	Annualized.
[182]	Excludes cash and cash equivalents.
[183]	Annualized.
[184]	Excludes cash and cash equivalents.
[185]	Annualized.
[186]	Excludes cash and cash equivalents.
[187]	Annualized.
[188]	Excludes cash and cash equivalents.
[189]	Annualized.
[190]	Excludes cash and cash equivalents.
[191]	Annualized.
[192]	Excludes cash and cash equivalents.
[193]	Annualized.
[194]	Excludes cash and cash equivalents.
[195]	Annualized.
[196]	Excludes cash and cash equivalents.
[197]	Annualized.
[198]	Excludes cash and cash equivalents.
[199]	Annualized.
[200]	Excludes cash and cash equivalents.
[201]	Annualized.
[202]	Excludes cash and cash equivalents.
[203]	Annualized.
[204]	Excludes cash and cash equivalents.